SHARE CAPITAL, WARRANTS AND OPTIONS - Common shares purchase warrants activity (Details)	12 Months Ended
	Dec. 31, 2017 EquityInstruments $ / shares	Dec. 31, 2016 EquityInstruments $ / shares	Dec. 31, 2015 EquityInstruments $ / shares
SHARE CAPITAL, WARRANTS AND OPTIONS
Outstanding at beginning of year | EquityInstruments	95,982,036	27,738,344	25,137,030
Issued | EquityInstruments	94,971,721	81,203,692	14,778,344
Cancelled / Expired | EquityInstruments	(14,778,344)	(12,960,000)	(4,715,282)
Exercised | EquityInstruments			(7,461,748)
Outstanding at end of year | EquityInstruments	176,175,413	95,982,036	27,738,344
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 0.15	$ 0.49	$ 0.47
Weighted Average Exercise Price, Issued | $ / shares	0.12	0.12	0.12
Weighted Average Exercise Price, Cancelled / Expired | $ / shares	0.30	0.71	0.21
Weighted Average Exercise Price, Exercised | $ / shares			0.21
Weighted Average Exercise Price, Outstanding at end of year | $ / shares	$ 0.12	$ 0.15	$ 0.49